NET FINANCE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Net finance expenses [Abstract]
Disclosure of detailed information for net finance expenses [Table Text Block]
	Years ended December 31,
	2024	2023
Interest income	669	838
Interest expense	(227)	(119)
Interest on debt	(1,154)	(975)
Accretion on debt	(810)	(588)
Accretion on reclamation liabilities	(1,217)	(1,027)
	$(2,739)	$(1,871)